S000088119 [Member] Shareholder Fees	Aug. 31, 2025
Morgan Stanley Pathway Large Cap Equity ETF | Morgan Stanley Pathway Large Cap Equity ETF
Prospectus [Line Items]
Maximum Account Fee (as a percentage of Assets)	2.00%	[1]

[1]	The Morgan Stanley Annual Advisory Program Fees are only applicable to shareholders who own shares of the Fund through a Morgan Stanley-sponsored investment advisory program.